ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Ultimus Managers Trust (the “Trust”)
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

On behalf of the Ultimus Managers Trust (the “Trust”), attached for filing is Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective on September 12, 2012 pursuant to Rule 485(a)(2) under the Securities Act of 1933.

The Amendment is being filed for the purpose of adding two new series to the Trust – the VFM Steadfast Fund and the Cincinnati Asset Management Funds: Broad Market Strategic Income Fund.

If you have any questions, please do not hesitate to contact me at: (513) 587-3451.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary of the Trust